INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory
Details	2022	2021
Raw materials	$158,763	$81,734
Work in process	116,553	146,840
Finished goods	26,792	5,938
	$302,108	$234,512